PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 111.4%
Asset-Backed Securities 16.2%
Automobiles 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-02A, Class D, 144A	3.040%	09/22/25		5,000	$4,534,078
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29		1,700	1,432,320
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		800	668,696
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		731	843,297
Series 2020-02, Class F, 144A	5.763	02/25/28		700	675,942
Series 2021-01, Class E, 144A	2.365	09/25/28		232	223,085
Series 2021-02, Class F, 144A	4.393	12/26/28		600	553,594

Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	550,202
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	898,404
					10,379,618
Collateralized Loan Obligations 12.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.993(c)	10/20/34		7,500	7,206,523
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.628(c)	04/15/30	EUR	4,450	4,366,276
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	248	244,437
Bilbao CLO DAC (Ireland), Series 4A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	3.578(c)	04/15/36	EUR	5,900	5,514,289
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.098(c)	08/15/30	EUR	5,000	4,894,879
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	2.650(c)	03/15/32	EUR	8,250	8,061,056
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	7,458,492
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	490,596
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.843(c)	04/25/36	EUR	12,750	12,559,989

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.993%(c)	10/20/34		4,500	$4,258,794
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.128(c)	10/15/34	EUR	9,000	8,662,754
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	5.868(c)	10/20/29		750	723,223
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	6.193(c)	10/20/31		500	467,438
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.078(c)	07/15/32	EUR	8,050	7,946,898
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.894(c)	01/18/34		4,500	4,250,471
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.325(c)	02/20/31		250	239,320
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.829(c)	10/15/34		10,000	9,521,621
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.779(c)	10/15/34		15,000	14,204,191
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.993(c)	10/20/34		8,700	8,251,527
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	7,163,302
St. Paul’s CLO DAC (Ireland), Series 4A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	8,345,836

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.669%(c)	01/15/31		1,750	$1,726,172
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.115(c)	10/29/34		6,000	5,679,440
					132,237,524
Consumer Loans 0.3%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		600	450,789
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		865	837,480
Series 2019-A, Class D, 144A	6.220	08/08/25		1,022	954,170
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28		400	364,163
Series 2021-A, Class D, 144A	5.400	03/08/28		500	447,903
					3,054,505
Other 1.4%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	6.394(c)	04/25/23		5,130	4,833,985
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	6.844(c)	06/25/24		10,600	9,867,797
					14,701,782
Residential Mortgage-Backed Securities 0.8%
LSF11 Boson Investments Sarl (Compartment 2) (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.898(c)	11/25/60	EUR	3,145	3,100,019

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	3.038%(c)	09/27/75	EUR	4,972	$4,942,635
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.362(c)	04/16/23	EUR	356	352,623
					8,395,277
Student Loans 0.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		708	168,252
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.294(c)	11/29/24		84	82,148
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.294(c)	11/29/24		1,116	1,115,833
					1,366,233

Total Asset-Backed Securities (cost $194,056,806)					170,134,939
Commercial Mortgage-Backed Securities 8.8%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $4,480,438; purchased 08/26/20)(f)	3.203(cc)	05/15/35		4,900	4,015,340
Series 2018-20TS, Class G, 144A (original cost $4,424,349; purchased 05/09/18 - 08/26/20)(f)	3.203(cc)	05/15/35		5,000	3,947,586
Series 2018-20TS, Class H, 144A (original cost $88,505; purchased 05/09/18)(f)	3.203(cc)	05/15/35		100	73,446
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	188,004
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	190,306

Barclays Commercial Mortgage Trust, Series 2019-C04, Class XB, IO	1.275(cc)	08/15/52		43,170	2,596,451
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	6.559(c)	10/15/36		6,163	5,814,461

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	6.641%(c)	11/15/37	1,769	$1,685,026
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.025(c)	05/15/36	5,000	4,851,879
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	6.525(c)	05/15/36	2,100	2,011,561
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.555(c)	05/15/35	91	87,471
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.855(c)	05/15/35	320	301,461
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	208,959
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	200,282
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.481(cc)	03/25/26	1,072	38,258
Series K066, Class X1, IO	0.888(cc)	06/25/27	7,329	200,706
Series K103, Class X1, IO	0.758(cc)	11/25/29	149,740	5,375,980
Series KC02, Class X1, IO	0.511(cc)	03/25/24	75,320	326,641

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	6.134(c)	08/01/23	5,500	5,414,610
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	8.425(c)	10/15/36	3,090	2,904,857
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	153,553
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	7,621,634
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	8,026,010
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	7.265(c)	06/15/38	5,900	5,418,935

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	7,125	3,910,811
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	20,580	17,061,355
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36	297,065	251,584

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.375%(c)	05/15/31	11,200	$10,165,204

Total Commercial Mortgage-Backed Securities (cost $106,157,103)				93,042,371
Corporate Bonds 50.1%
Advertising 0.1%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	1,608	1,234,794
Aerospace & Defense 1.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	936,121
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	981,178
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	2,750	2,578,647
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	7,475	7,336,339

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A(a)	6.950	01/17/28	540	535,039
				12,367,324
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes(h)	3.400	05/06/30	1,100	948,508
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,020,528
				2,969,036
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,792,271
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,469,551
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	701,027

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(h)	2.700%	11/01/33	407	$318,381
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	790,656
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	354,132
				5,426,018
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	693,476
Sr. Unsec’d. Notes	4.750	01/15/43	3,175	2,355,173

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	550	462,600
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	859,298
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,105,138
Sr. Unsec’d. Notes	6.250	10/02/43	80	77,163
Sr. Unsec’d. Notes	6.800	10/01/27	1,810	1,901,196

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,171,299
				8,625,343
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	850	791,741
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	546	520,313
Gtd. Notes(a)	6.500	04/01/27	1,400	1,316,943

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	75	31,548
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	250	243,987

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Dana, Inc., Sr. Unsec’d. Notes(a)	5.375%	11/15/27	3,015	$2,775,438
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	913,176
				6,593,146
Banks 10.1%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,915	1,655,039
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	2,015	1,610,489
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	2,115	1,665,436
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,494,326
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	3,685	3,187,065
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,330,566
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,086,883
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	872,267
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	750	615,320
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,230,244
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	2,645	2,790,774
Sub. Notes	4.836	05/09/28	1,270	1,161,085

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,668,421
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	879,272
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	6,138,550
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	526,417
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	7,646,167

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	2,520,244
Discover Bank, Sr. Unsec’d. Notes(a)	2.700	02/06/30	3,275	2,624,590
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,101,658
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	243,926
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	976,262

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375%	02/04/30	1,015	$787,640
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	510,013
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	7,502,006
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	1,829,559
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	15,167,646

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,220,512
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,488,338
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,213,092
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,589,385

Societe Generale SA (France), Sub. Notes, 144A	6.221(ff)	06/15/33	3,000	2,793,118
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	8.174(c)	09/30/24	5,340	5,122,125
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	643,814
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	2,924,039
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/23	2,240	107,262
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,335,642
				106,259,192
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.550	01/23/49	1,320	1,352,958
Building Materials 0.8%
Cemex SAB de CV (Mexico),
Gtd. Notes	5.200	09/17/30	583	523,067
Gtd. Notes(a)	5.450	11/19/29	1,917	1,763,400
Gtd. Notes, 144A	5.450	11/19/29	595	547,326
Gtd. Notes, 144A	7.375	06/05/27	560	567,140

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125%	01/15/29	175	$118,242
Griffon Corp., Gtd. Notes	5.750	03/01/28	665	618,524
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	795	719,475
Owens Corning, Sr. Unsec’d. Notes(h)	4.400	01/30/48	600	474,232
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	1,891,134
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,516,611
				8,739,151
Chemicals 0.6%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28	1,325	1,191,672
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	1,125	1,022,875
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	730	662,402
Gtd. Notes(a)	5.875	03/27/24	1,450	1,435,573
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	2,125	1,264,345
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)	524	515,793

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30	430	418,298
				6,510,958
Commercial Services 1.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	978	913,646
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	1,626	1,545,226
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	2,825	2,031,791

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28		680	$571,200
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	352,275

DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	555,281
ERAC USA Finance LLC, Gtd. Notes, 144A(h)	4.200	11/01/46		100	77,145
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	329,362
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	2,930,099
Gtd. Notes	5.125	05/15/25	EUR	1,800	1,573,387

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	3,700	3,125,789
United Rentals North America, Inc., Gtd. Notes(a)	3.750	01/15/32		2,050	1,691,900
					15,697,101
Computers 0.3%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	470,800
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	2,828,571
					3,299,371
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		3,500	3,026,448
Diversified Financial Services 2.3%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,113,543
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	6.157(c)	05/31/25		6,300	6,048,000
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes(h)	4.150	01/23/30		350	311,868

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500%	08/15/28		1,740	$1,474,315
Gtd. Notes, 144A	6.000	01/15/27		800	727,355
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,429,243
Gtd. Notes	4.000	09/15/30		900	679,753
Gtd. Notes(a)	5.375	11/15/29		200	167,104

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		1,800	1,410,782
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	777,900
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	3,855,074
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	5,725,090
					23,720,027
Electric 4.4%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,701	3,096,812
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		745	681,578
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29		2,775	2,402,119
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,015,074
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	3,602,105

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	250,128
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,302,938
Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,261,254
Electricidad Firme de Mexico Holdings SA de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	4.900	11/20/26		1,180	982,202
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	1,941,422
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	1,998,750

FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		2,350	1,915,259

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Kallpa Generacion SA (Peru), Gtd. Notes, 144A	4.125%	08/16/27		1,310	$1,192,346
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A	4.375	06/18/26		2,000	1,633,000
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,083,750
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	215,360
Gtd. Notes, 144A	3.375	02/15/29		200	167,020
Gtd. Notes, 144A(a)	3.625	02/15/31		3,525	2,838,495
Gtd. Notes, 144A	3.875	02/15/32		750	610,413
Gtd. Notes, 144A	5.250	06/15/29		2,000	1,843,892

Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		1,750	1,602,980
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	824,191
PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		1,446	1,308,062
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,728,553
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	785,737
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	2,988,453
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	201,257
Gtd. Notes, 144A	5.000	07/31/27		405	379,307
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	719,459
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	2,828,922
					46,400,838
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	556,893
Gtd. Notes, 144A(a)	7.250	06/15/28		1,200	1,216,307
					1,773,200

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750%	02/15/31		665	$552,953
Energy-Alternate Sources 0.2%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		2,595	2,022,478
Engineering & Construction 0.4%
AECOM, Gtd. Notes	5.125	03/15/27		750	729,566
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,069,768
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	735,000

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		1,050	845,011
					4,379,345
Entertainment 1.8%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		902	337,043
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,450,421
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		1,050	883,412

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.375	05/01/26		2,175	2,019,432
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, PIK (original cost $66,074; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	60	36,090
Sr. Sec’d. Notes, 144A, PIK (original cost $170,136; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	153	140,916
Sr. Sec’d. Notes, 144A, PIK (original cost $271,187; purchased 08/06/19 - 10/31/22)(a)(f)	13.625	11/30/27(d)		271	157,289

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $465,869; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	356	172,953

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625%	04/15/26		2,800	$2,769,876
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	322,969
Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,150	1,152,918

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		775	662,625
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	2,901,601
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		1,525	1,161,444
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,150	1,185,971
Warnermedia Holdings, Inc., Gtd. Notes, 144A(a)	5.141	03/15/52		810	627,327
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		3,000	3,003,389
					18,985,676
Foods 1.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		250	208,413
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,698,760

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	3,247	3,174,553
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	2,975,374
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		1,344	1,000,317
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	23,976
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		485	408,580
Gtd. Notes	4.625	10/01/39		585	525,223
Gtd. Notes	5.000	06/04/42		595	558,873

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	5.200%	07/15/45		855	$807,506
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		500	446,772
Gtd. Notes, 144A	4.375	01/31/32		750	663,933

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	3,064	2,805,375
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		2,000	1,738,074
Gtd. Notes, 144A(a)	5.875	09/30/27		1,251	1,235,840

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		275	232,309
					18,503,878
Forest Products & Paper 0.1%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		630	622,330
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		925	882,366
Sr. Unsec’d. Notes	5.875	08/20/26		496	475,389
					1,357,755
Healthcare-Products 0.2%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	775	592,920
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		500	429,794
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		325	264,939
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	302,451
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	203,890
					1,793,994

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.0%
DaVita, Inc., Gtd. Notes, 144A(a)	4.625%	06/01/30	1,475	$1,193,788
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	175	174,751
Gtd. Notes	5.875	02/15/26	200	201,677
Gtd. Notes	7.500	11/06/33	2,000	2,124,617
Gtd. Notes, MTN	7.750	07/15/36	1,500	1,626,697

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	50	41,886
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,150	983,710
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	1,750	1,393,226
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	2,200	1,940,588
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,150	1,077,508
				10,758,448
Home Builders 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	531,120
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	635,404
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	109,287
Gtd. Notes	6.750	03/15/25	500	481,394
Gtd. Notes(a)	7.250	10/15/29	3,233	2,855,275
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,044,140
Gtd. Notes, 144A	6.250	09/15/27	275	242,688
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	957,000

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	800	645,556
KB Home,
Gtd. Notes	4.000	06/15/31	615	490,704
Gtd. Notes(a)	6.875	06/15/27	941	938,212

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	2,944,906

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750%	02/15/28		1,925	$1,662,115
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		400	383,141
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		2,680	2,338,592

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		350	345,625
					16,605,159
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29		2,675	2,237,569
Insurance 0.3%
Saga PLC (United Kingdom), Gtd. Notes	5.500	07/15/26	GBP	3,650	3,167,397
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(h)	4.900	09/15/44		75	69,537
					3,236,934
Internet 0.5%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,835	2,239,650
United Group BV (Netherlands),
Sr. Sec’d. Notes(a)	3.125	02/15/26	EUR	2,000	1,723,557
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,112,402
					5,075,609
Lodging 0.8%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,870	1,654,950
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	219,176
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	863,663

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	4.750%	02/01/27	2,160	$1,890,648
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	1,500	1,334,861
Gtd. Notes(a)	5.500	04/15/27	250	235,977
Gtd. Notes	5.750	06/15/25	50	48,888
Gtd. Notes	6.750	05/01/25	450	448,732

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25	200	191,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	1,600	1,440,000
				8,327,895
Media 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	3,225	2,662,925
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31	1,300	1,061,571
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	1,000	778,653
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	1,350	1,224,874
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	85,750
Sr. Sec’d. Notes	5.375	05/01/47	205	169,267
Sr. Sec’d. Notes	5.750	04/01/48	500	428,734
Sr. Sec’d. Notes	6.384	10/23/35	1,515	1,488,517
Sr. Sec’d. Notes	6.484	10/23/45	50	47,085
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	1,480	1,066,980
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	1,475	933,396
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	4,000	2,724,499
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938; purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27	5,940	210,662
Sec’d. Notes, 144A (original cost $997,283; purchased 02/19/20)(f)	5.375	08/15/26	1,000	155,630
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	645	501,566
Gtd. Notes	5.300	05/15/49	2,220	1,744,521

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes	7.375%	07/01/28		500	$368,748
Gtd. Notes	7.750	07/01/26		4,570	3,817,109

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,838,189
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	1,923,412
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	525,426
					23,757,514
Mining 1.5%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	3.375	11/01/28		1,405	1,216,467
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25		4,600	4,533,300
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		820	752,350
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,711,924
Novelis Corp., Gtd. Notes, 144A(a)	3.250	11/15/26		1,500	1,347,265
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		722	682,740
Vedanta Resources Finance II PLC (India), Gtd. Notes(a)	13.875	01/21/24		2,430	2,071,271
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	3,785,387
					16,100,704
Oil & Gas 4.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		1,575	1,567,222
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		2,300	2,178,749
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		150	132,796

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875%	12/15/24(d)		2,950	$20,060
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,525	1,498,798
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,244,981
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		825	821,697

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		3,080	2,931,707
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		475	461,179
Gtd. Notes, 144A	5.875	02/01/29		425	407,955

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,100	1,084,466
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		1,525	1,519,512
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	6.875	04/29/30		985	880,590
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28		1,500	1,476,226
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		1,000	966,250
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,222	1,136,460
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,320	1,207,800
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	2,000	1,479,524
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	1,250	979,266
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	619,395
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	619,882
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	669,506
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	6.500	06/30/27		1,900	1,852,025
Sr. Sec’d. Notes, 144A	6.750	06/30/30		1,190	1,119,195
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29		1,800	1,708,200
Gtd. Notes, 144A(a)	7.125	02/01/27		1,400	1,419,614

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	360,020

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625%	01/16/34	GBP	730	$766,169
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,295	1,508,902
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	800	668,481
Gtd. Notes	5.350	02/12/28		241	200,331
Gtd. Notes	6.500	03/13/27		4,462	4,022,939
Gtd. Notes	6.500	01/23/29		100	83,850
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,245,570
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	418,915
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,114,108

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,500	2,754,988
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	607,250
Gtd. Notes, 144A	8.000	02/01/27		275	224,812

Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		960	825,600
					44,804,990
Packaging & Containers 0.1%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	869,136
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		1,880	1,642,523
Sr. Unsec’d. Notes	4.700	05/14/45		715	657,360
Sr. Unsec’d. Notes	4.750	03/15/45		1,150	1,068,699

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29		700	588,776
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		90	44,271
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,250	537,500
Gtd. Notes, 144A	5.000	02/15/29		1,100	467,500
Gtd. Notes, 144A	5.250	01/30/30		1,175	499,375
Gtd. Notes, 144A(a)	5.250	02/15/31		4,025	1,690,500

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.250%	02/15/29	1,250	$531,250
Gtd. Notes, 144A	7.000	01/15/28	1,225	532,875
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	655,750

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	23,368
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,416,284
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	643,256
Viatris, Inc., Gtd. Notes	4.000	06/22/50	1,495	976,020
				12,975,307
Pipelines 1.7%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	2,720	1,978,800
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	2,800	2,646,362
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,443,137
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	565,101
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,054,912
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,275
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,267,228

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	7.630(c)	08/16/77	200	179,018
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	20,752
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	3.550	12/15/29	1,600	1,398,049
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,391,948
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	186,774
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,134,965
Gtd. Notes, 144A(a)	6.000	12/31/30	2,150	1,944,343

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.500%	10/01/25	1,250	$1,265,984

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	66,002
				17,547,650
Real Estate 0.8%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25	2,085	799,207
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,567,906
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,352,747
Gtd. Notes, 144A	5.375	08/01/28	920	833,556

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,659,223
				8,212,639
Real Estate Investment Trusts (REITs) 0.8%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,397,618
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,393,888
Gtd. Notes	9.750	06/15/25	1,000	973,667
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,800	1,231,873

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	710,345
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	505	427,449
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,510,091
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	321,595
Gtd. Notes, 144A	4.500	09/01/26	75	70,341

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A	4.625%	06/15/25		440	$423,855
Gtd. Notes, 144A	4.625	12/01/29		285	258,136
					8,718,858
Retail 1.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,127,250
At Home Group, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		550	403,627
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,703,807
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		2,900	2,799,436
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	900	815,287
Sr. Sec’d. Notes	6.250	10/30/25	EUR	2,500	2,268,846
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	907,055

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,305	1,790,985
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	633,302
Gtd. Notes, 144A	3.875	10/01/31		850	641,659

JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750	10/20/30		1,725	1,086,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		1,675	1,603,877
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.875	03/01/27		2,425	2,324,689
					18,106,570
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		675	606,994
Gtd. Notes	3.400	05/01/30		875	760,867
					1,367,861

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 2.5%
Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000%	02/15/28	EUR	300	$209,294
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	698,721
AT&T, Inc.,
Sr. Unsec’d. Notes(h)	3.550	09/15/55		1,250	877,900
Sr. Unsec’d. Notes(h)	3.800	12/01/57		781	567,829

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A(a)	5.125	02/03/32		1,980	1,706,884
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		550	277,750
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25		2,217	1,396,984
Sr. Sec’d. Notes, 144A	8.750	05/25/24		6,000	5,242,500
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,740,000

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,375	522,500
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,125	3,034,406
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		4,585	5
Gtd. Notes, 144A^	8.500	10/15/24(d)		75	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		75	—
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		2,800	2,569,000

Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,230	856,316
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	588,870
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,586,915
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		1,850	1,606,709
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		1,710	1,214,100
					26,696,683

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation 0.0%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34		95	$90,558

Total Corporate Bonds (cost $633,856,754)					527,703,398
Floating Rate and other Loans 2.6%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28		1,237	1,220,019
Chemicals 0.0%
TPC Group, Inc., Term Loan DIP Facility, 1 Month SOFR + 10.114%^	13.910(c)	03/01/23		119	118,902
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	8.016(c)	08/12/28		429	423,521
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	7.636(c)	03/01/29		1,920	1,818,844
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	7.821(c)	02/01/28		1,789	1,744,429
					3,563,273
Insurance 0.1%
Asurion LLC,
New B-07 Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	11/03/24		707	676,850
New B-09 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	07/31/27		640	553,549
					1,230,399
Investment Companies 0.4%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	7.750(c)	02/22/30	EUR	4,300	4,206,105

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Media 0.3%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	6.123%(c)	07/17/25		638	$610,261
September 2019 Term Loan, 1 Month LIBOR + 2.500%	6.373(c)	04/15/27		1,085	1,015,816
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.894(c)	05/25/26		202	190,652
Second Lien Term loan, 1 Month SOFR + 3.350%	7.144(c)	08/24/26		2,338	372,666

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	05/01/26		582	544,822
					2,734,217
Metal Fabricate/Hardware 0.2%
Tank Holding Corp., Term Loan, 1 Month SOFR + 5.850%	9.936(c)	03/31/28		1,771	1,687,936
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25		2,105	2,220,775
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	6.321(c)	04/23/26		760	740,326
Retail 0.6%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	8.193(c)	04/30/27	EUR	7,300	6,471,166
Telecommunications 0.3%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	6.321(c)	03/15/27		628	593,042

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.321%(c)	05/27/24	1,629	$1,377,165
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	858	785,516
				2,755,723

Total Floating Rate and other Loans (cost $31,297,897)				27,372,362
Municipal Bonds 0.9%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	1,210	1,166,728
Puerto Rico 0.8%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	12,169	5,557,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	700	631,231
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	1,675,590
				7,863,846

Total Municipal Bonds (cost $10,380,304)				9,030,574
Residential Mortgage-Backed Securities 6.0%
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.866(c)	10/25/28	35	35,007
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.644(c)	07/25/29	255	255,041
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	8.016(c)	08/26/30	57	56,741
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.644(c)	06/25/30	3,080	3,073,740

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	6.497%(c)	03/25/31	2,280	$2,168,317
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	4.947(c)	09/25/31	900	837,936

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	5.218(c)	09/12/26	5,835	5,806,104
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	6.166(c)	09/25/31	384	382,795
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	6.116(c)	10/25/39	177	176,082
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	6.066(c)	01/25/40	982	964,439
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.621(c)	10/25/41	3,670	3,372,048
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.744(c)	11/25/28	52	51,228
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	5.844(c)	04/25/29	90	86,968

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	3,486	482,559
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,316,957
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	6.921(c)	08/25/33	6,150	5,519,625
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	9.116(c)	06/25/50	496	511,174
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.016(c)	08/25/50	4,133	4,374,910
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	8.321(c)	10/25/50	630	624,491

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	6.321%(c)	10/25/50	190	$190,663
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.521(c)	12/25/50	3,240	3,005,813
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	7.116(c)	03/25/50	118	117,732
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	7.616(c)	07/25/50	2	1,679
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	9.266(c)	09/25/50	1,080	1,097,526
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	6.571(c)	01/25/34	2,320	2,059,197
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	3,546	3,165,324
Series 2019-137, Class IO, IO	3.000	11/20/49	4,810	716,141
Series 2019-159, Class IJ, IO	3.500	12/20/49	849	168,381

Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	5.694(c)	05/25/29	138	137,178
Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.623(c)	06/30/23	2,811	2,780,659
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.766(c)	01/25/48	122	117,052
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.447(c)	04/25/34	3,900	3,444,251
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	7.870(c)	12/25/22	3,189	3,142,169
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	6.955(c)	02/27/24	5,169	4,929,677
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	6.894(c)	02/25/23	1,720	1,668,539

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	6.694%(c)	08/25/25		1,300	$1,240,733

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.247(c)	11/25/31		3,700	3,480,940
Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	3.578(c)	07/30/75	EUR	1,570	1,614,542
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	437

Total Residential Mortgage-Backed Securities (cost $66,416,993)					63,174,795
Sovereign Bonds 2.7%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		4,000	3,913,250
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,818	1,750,734
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	30	18,434
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,503,485
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		2,270	2,207,291

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	129,662
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	978,661
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	463,344
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	127,381
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	383,639
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,130	1,113,997
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		370	357,714

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750%	09/05/24		200	$189,958
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	195,535

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	780,062
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	828,309
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		3,300	3,184,450
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	742	582,617
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	105	82,446
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	734,002
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,741	2,515,893
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	852,314
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,888	1,273,709
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		508	372,205

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,330,972
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32	EUR	1,140	229,546
Sr. Unsec’d. Notes	7.750	09/01/24(d)		100	27,175
Sr. Unsec’d. Notes	7.750	09/01/26(d)		430	96,696
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	46,850
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,355	272,838
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		3,550	964,712
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		520	129,610
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		650	152,263

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		100	96,750

Total Sovereign Bonds (cost $39,558,869)					28,886,504
U.S. Government Agency Obligations 19.8%
Federal National Mortgage Assoc.	2.500	TBA(tt)		5,000	4,276,953
Federal National Mortgage Assoc.	2.500	TBA		10,000	8,561,328

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.000%	TBA(tt)	18,000	$15,929,098
Federal National Mortgage Assoc.	3.000	TBA	37,000	32,764,825
Federal National Mortgage Assoc.	3.500	TBA(tt)	11,000	10,068,437
Federal National Mortgage Assoc.	3.500	TBA	85,000	77,834,766
Federal National Mortgage Assoc.	5.000	TBA	18,500	18,401,719
Federal National Mortgage Assoc.	5.500	TBA(tt)	2,000	2,022,704
Federal National Mortgage Assoc.	5.500	TBA	10,500	10,611,815
Federal National Mortgage Assoc.	6.000	TBA	500	510,661
Government National Mortgage Assoc.	3.000	TBA	3,000	2,711,100
Government National Mortgage Assoc.	3.500	TBA(tt)	1,000	928,281
Government National Mortgage Assoc.	3.500	TBA	8,000	7,430,000
Government National Mortgage Assoc.	4.000	TBA	3,500	3,341,680
Government National Mortgage Assoc.	4.500	TBA(tt)	1,000	979,414
Government National Mortgage Assoc.	4.500	TBA	10,500	10,283,027
Government National Mortgage Assoc.	5.500	TBA	1,500	1,516,618

Total U.S. Government Agency Obligations (cost $205,180,352)				208,172,426
U.S. Treasury Obligations 3.5%
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	11,620	8,932,875
U.S. Treasury Bonds(h)(k)	2.375	02/15/42	4,989	3,883,625
U.S. Treasury Bonds(k)	3.000	11/15/44	165	139,425
U.S. Treasury Bonds(h)(k)	3.000	05/15/45	865	728,627
U.S. Treasury Bonds(h)(k)	3.125	02/15/43	4,825	4,212,074
U.S. Treasury Bonds(h)(k)	3.625	02/15/44	1,765	1,659,376
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	240,146
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	134,188
U.S. Treasury Strips Coupon(h)(k)	1.781(s)	08/15/40	12,460	6,085,445
U.S. Treasury Strips Coupon(k)	1.810(s)	02/15/40	4,360	2,180,000
U.S. Treasury Strips Coupon(k)	1.960(s)	05/15/41	785	369,103
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	110	58,150
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	1,170	613,153
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	1,375	714,463
U.S. Treasury Strips Coupon(h)(k)	2.340(s)	02/15/43	7,190	3,089,172
U.S. Treasury Strips Coupon(k)	2.394(s)	11/15/43	2,247	941,546
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	640	308,950
U.S. Treasury Strips Coupon(k)	2.437(s)	05/15/44	2,230	911,600

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon(h)	3.081%(s)	08/15/41	1,295	$604,350
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	469,629

Total U.S. Treasury Obligations (cost $50,098,555)				36,275,897

	Shares
Common Stocks 0.4%
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $81,798; purchased 02/28/19)*^(f)	677	67,700
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $484,969; purchased 07/29/20)^(f)	5,838	1,225,863
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	12,376	—
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	255,854
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.	14,803	1,532,111
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	44,309	1,102,186

Total Common Stocks (cost $1,772,652)		4,183,714
Preferred Stock 0.4%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $3,925,000; purchased 03/29/21)^(f) (cost $3,807,250)	3,925,000	3,925,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	4,639	$44,213
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	4,639	9,183

Total Rights (cost $0)		53,396
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,488,709	149

Total Long-Term Investments (cost $1,342,583,535)		1,171,955,525

	Shares
Short-Term Investments 14.2%
Affiliated Mutual Fund 7.1%
PGIM Institutional Money Market Fund (cost $74,732,797; includes $74,470,522 of cash collateral for securities on loan)(b)(we)	74,813,444	74,761,075
Unaffiliated Fund 7.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $75,278,606)	75,278,606	75,278,606

Total Short-Term Investments (cost $150,011,403)		150,039,681

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 125.6% (cost $1,492,594,938)		1,321,995,206
Options Written*~ (0.0)%
(premiums received $32,238)		(1,392)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 125.6% (cost $1,492,562,700)		1,321,993,814
Liabilities in excess of other assets(z) (25.6)%		(269,662,384)

Net Assets 100.0%		$1,052,331,430

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CSI—Credit Suisse International
CVR—Contingent Value Rights
DB—Deutsche Bank AG
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,026,662 and 2.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,352,077; cash collateral of $74,470,522 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,158,546. The aggregate value of $14,128,475 is 1.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 38,000,000 is 3.6% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	GSI	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	53,730	$(166)
GS_21-PJ2A††^	Put	GSI	11/15/24	0.50%	0.50%(S)	GS_21-PJ2A(M)	23,300	(429)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	44,920	(797)
Total Options Written (premiums received $32,238)								$(1,392)
††	The value of the contracts, GS_21-PJA and GS_21-PJ2A, is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$99.50	CDX.NA.HY.39. V1(Q)	5.00%(Q)	17,570	$207,650	$(117,395)
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,800	7,029	(358,320)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.00%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	84,875	10,087	(337,900)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.03%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	72,000	7,481	(289,158)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.05%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	84,875	7,890	(280,685)
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.00%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	90,010	48,020	(389,429)
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.03%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	72,000	33,287	(319,513)
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.08%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	76,320	27,129	(420,001)
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.10%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	76,320	24,058	(403,334)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.88%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	87,850	177,557	(85,115)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Options Purchased (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	161,990	$287,762	$(279,467)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.93%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	87,220	136,572	(186,142)
Total Centrally Cleared Swaptions (cost $4,440,981)							$974,522	$(3,466,459)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Call	02/15/23	$101.50	CDX.NA.HY.39. V1(Q)	5.00%(Q)	17,570	$(217,420)	$(50,505)
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,800	(486,149)	(300,297)
CDX.NA.IG.39.V1, 12/20/27	Call	12/21/22	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	84,875	(523,565)	(369,941)
CDX.NA.IG.39.V1, 12/20/27	Call	12/21/22	0.93%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	156,875	(1,130,342)	(763,846)
CDX.NA.IG.39.V1, 12/20/27	Call	01/18/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	72,000	(445,979)	(294,779)
CDX.NA.IG.39.V1, 12/20/27	Call	01/18/23	0.93%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	90,010	(640,273)	(388,245)
CDX.NA.IG.39.V1, 12/20/27	Call	01/18/23	0.95%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	152,640	(1,230,317)	(834,111)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.78%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	87,850	(230,014)	(82,865)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.80%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	161,990	(525,252)	(169,518)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.83%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	87,220	(342,308)	(139,086)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	16,440	(3,387)	216,071
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$95.00	5.00%(Q)	CDX.NA.HY.39. V1(Q)	17,570	(75,681)	58,729
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	84,800	(3,118)	165,773
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.25%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	84,875	(4,562)	138,452

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.28%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	72,000	$(3,663)	$119,457
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.30%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	84,875	(4,088)	123,224
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	81,490	(2,554)	228,189
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.30%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	72,000	(10,816)	158,384
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.33%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	90,010	(12,572)	162,948
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.35%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	76,320	(9,945)	222,173
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.40%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	76,320	(8,716)	185,900
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.10%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	87,850	(62,323)	33,433
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.15%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	161,990	(94,416)	128,158
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.18%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	87,220	(46,300)	83,658
Total Centrally Cleared Swaptions (premiums received $4,745,116)							$(6,113,760)	$(1,368,644)

Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
568	2 Year U.S. Treasury Notes	Mar. 2023	$116,644,126	$264,375
1,157	5 Year U.S. Treasury Notes	Mar. 2023	125,615,849	560,855
185	10 Year U.S. Treasury Notes	Mar. 2023	20,997,500	110,625
295	10 Year U.S. Ultra Treasury Notes	Mar. 2023	35,298,594	263,859
				1,199,714
Short Positions:
187	5 Year Euro-Bobl	Dec. 2022	23,356,902	551,027
38	5 Year Euro-Bobl	Mar. 2023	4,702,034	(5,961)
84	10 Year Euro-Bund	Dec. 2022	12,314,377	414,335
332	20 Year U.S. Treasury Bonds	Mar. 2023	42,164,000	(401,341)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Futures contracts outstanding at November 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
46	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	$6,268,938	$(25,582)
64	Euro Schatz Index	Dec. 2022	7,111,377	89,200
				621,678
				$1,821,392
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/22	CITI	BRL	6,339	$1,176,571	$1,221,089	$44,518	$—
Expiring 02/02/23	CITI	BRL	6,419	1,189,369	1,221,858	32,489	—
British Pound,
Expiring 01/19/23	TD	GBP	1,708	1,972,858	2,062,562	89,704	—
Chilean Peso,
Expiring 12/21/22	BARC	CLP	1,265,084	1,297,539	1,415,818	118,279	—
Expiring 12/21/22	BARC	CLP	928,598	943,461	1,039,239	95,778	—
Expiring 12/21/22	JPM	CLP	1,538,121	1,628,000	1,721,387	93,387	—
Expiring 12/21/22	MSI	CLP	2,040,593	2,245,000	2,283,727	38,727	—
Expiring 12/21/22	MSI	CLP	1,673,803	1,826,000	1,873,234	47,234	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	34,564	4,864,000	4,938,491	74,491	—
Expiring 02/23/23	JPM	CNH	24,925	3,473,000	3,561,350	88,350	—
Expiring 02/23/23	TD	CNH	29,719	4,218,000	4,246,201	28,201	—
Colombian Peso,
Expiring 12/21/22	BARC	COP	6,456,788	1,306,447	1,332,764	26,317	—
Expiring 12/21/22	BARC	COP	4,984,643	1,095,336	1,028,895	—	(66,441)
Expiring 12/21/22	CITI	COP	7,818,280	1,754,000	1,613,794	—	(140,206)
Expiring 12/21/22	MSI	COP	8,420,977	1,711,000	1,738,198	27,198	—
Expiring 12/21/22	UAG	COP	9,744,006	1,998,000	2,011,289	13,289	—
Expiring 03/15/23	BARC	COP	10,997,269	2,176,000	2,233,003	57,003	—
Expiring 03/15/23	BARC	COP	10,933,583	2,196,000	2,220,072	24,072	—
Euro,
Expiring 01/19/23	BOA	EUR	3,336	3,469,000	3,485,602	16,602	—
Expiring 01/19/23	GSI	EUR	3,517	3,457,507	3,674,615	217,108	—
Expiring 01/19/23	HSBC	EUR	1,201	1,216,864	1,255,164	38,300	—
Expiring 01/19/23	JPM	EUR	1,072	1,123,000	1,120,240	—	(2,760)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/19/23	MSI	EUR	14,464	$14,344,439	$15,112,578	$768,139	$—
Expiring 01/19/23	MSI	EUR	2,348	2,351,300	2,452,948	101,648	—
Expiring 01/19/23	MSI	EUR	1,869	1,890,056	1,952,662	62,606	—
Hungarian Forint,
Expiring 12/21/22	MSI	HUF	2,259,110	5,211,327	5,708,227	496,900	—
Expiring 01/19/23	BARC	HUF	492,195	1,134,720	1,233,888	99,168	—
Expiring 01/19/23	GSI	HUF	651,014	1,513,000	1,632,032	119,032	—
Expiring 01/19/23	MSI	HUF	4,030,620	9,177,039	10,104,399	927,360	—
Expiring 01/19/23	MSI	HUF	3,229,243	7,070,818	8,095,419	1,024,601	—
Indian Rupee,
Expiring 12/21/22	CITI	INR	247,518	3,038,000	3,041,852	3,852	—
Expiring 12/21/22	HSBC	INR	222,047	2,730,000	2,728,831	—	(1,169)
Expiring 12/21/22	HSBC	INR	181,155	2,218,000	2,226,291	8,291	—
Expiring 12/21/22	HSBC	INR	168,865	2,032,000	2,075,256	43,256	—
Expiring 12/21/22	JPM	INR	179,621	2,192,000	2,207,440	15,440	—
Expiring 12/21/22	TD	INR	1,510,643	18,919,696	18,564,921	—	(354,775)
Expiring 03/15/23	HSBC	INR	217,142	2,631,000	2,651,746	20,746	—
Indonesian Rupiah,
Expiring 12/21/22	BOA	IDR	48,974,172	3,211,000	3,130,273	—	(80,727)
Expiring 12/21/22	HSBC	IDR	57,528,152	3,784,000	3,677,017	—	(106,983)
Expiring 12/21/22	HSBC	IDR	51,870,152	3,404,000	3,315,375	—	(88,625)
Expiring 12/21/22	HSBC	IDR	37,004,575	2,399,000	2,365,215	—	(33,785)
Expiring 12/21/22	HSBC	IDR	22,217,058	1,438,298	1,420,044	—	(18,254)
Expiring 12/21/22	HSBC	IDR	11,387,055	733,702	727,824	—	(5,878)
Expiring 12/21/22	JPM	IDR	29,289,408	1,890,554	1,872,086	—	(18,468)
Expiring 12/21/22	SCB	IDR	44,918,168	2,944,000	2,871,027	—	(72,973)
Expiring 12/21/22	SCB	IDR	31,238,452	2,030,000	1,996,663	—	(33,337)
Expiring 12/21/22	SCB	IDR	11,172,153	745,606	714,089	—	(31,517)
Israeli Shekel,
Expiring 12/21/22	BARC	ILS	7,361	2,081,000	2,159,552	78,552	—
Expiring 12/21/22	BARC	ILS	6,939	1,989,000	2,035,604	46,604	—
Expiring 12/21/22	BOA	ILS	7,689	2,177,000	2,255,855	78,855	—
Expiring 12/21/22	CITI	ILS	7,398	2,104,000	2,170,316	66,316	—
Expiring 12/21/22	CITI	ILS	3,561	1,016,594	1,044,589	27,995	—
Expiring 12/21/22	JPM	ILS	7,690	2,172,000	2,256,078	84,078	—
Expiring 12/21/22	JPM	ILS	7,220	2,048,000	2,118,007	70,007	—
Expiring 12/21/22	JPM	ILS	7,119	2,045,000	2,088,489	43,489	—
Mexican Peso,
Expiring 12/21/22	HSBC	MXN	399,086	19,475,702	20,608,065	1,132,363	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/21/22	JPM	MXN	49,646	$2,541,000	$2,563,650	$22,650	$—
Expiring 12/21/22	JPM	MXN	26,779	1,298,000	1,382,792	84,792	—
New Taiwanese Dollar,
Expiring 12/21/22	BARC	TWD	67,497	2,161,000	2,210,045	49,045	—
Expiring 12/21/22	BOA	TWD	85,918	2,720,000	2,813,206	93,206	—
Expiring 12/21/22	CITI	TWD	99,810	3,174,000	3,268,057	94,057	—
Expiring 12/21/22	HSBC	TWD	85,343	2,705,000	2,794,370	89,370	—
Expiring 12/21/22	HSBC	TWD	82,230	2,629,000	2,692,445	63,445	—
Expiring 12/21/22	JPM	TWD	99,534	3,141,000	3,259,040	118,040	—
Expiring 12/21/22	MSI	TWD	75,226	2,404,000	2,463,133	59,133	—
Peruvian Nuevo Sol,
Expiring 12/21/22	BARC	PEN	6,931	1,729,000	1,803,722	74,722	—
Expiring 12/21/22	BNP	PEN	4,823	1,225,524	1,255,037	29,513	—
Expiring 12/21/22	BOA	PEN	6,495	1,650,000	1,690,122	40,122	—
Expiring 12/21/22	SCB	PEN	6,273	1,574,000	1,632,426	58,426	—
Philippine Peso,
Expiring 12/21/22	BOA	PHP	115,700	2,021,000	2,051,503	30,503	—
Expiring 12/21/22	CITI	PHP	115,614	1,943,000	2,049,980	106,980	—
Expiring 12/21/22	JPM	PHP	134,060	2,260,000	2,377,048	117,048	—
Expiring 12/21/22	JPM	PHP	127,275	2,153,000	2,256,738	103,738	—
Expiring 12/21/22	MSI	PHP	917,757	16,230,552	16,272,917	42,365	—
Polish Zloty,
Expiring 01/19/23	DB	PLN	8,754	1,734,000	1,931,542	197,542	—
Expiring 01/19/23	HSBC	PLN	18,274	3,588,489	4,031,898	443,409	—
Expiring 01/19/23	JPM	PLN	11,207	2,207,000	2,472,646	265,646	—
Expiring 01/19/23	JPM	PLN	8,368	1,666,000	1,846,271	180,271	—
Expiring 01/19/23	JPM	PLN	8,206	1,661,000	1,810,573	149,573	—
Expiring 01/19/23	MSI	PLN	10,124	1,993,000	2,233,648	240,648	—
Singapore Dollar,
Expiring 12/21/22	BOA	SGD	4,119	3,012,000	3,026,861	14,861	—
Expiring 12/21/22	BOA	SGD	4,001	2,859,000	2,940,396	81,396	—
Expiring 12/21/22	BOA	SGD	3,183	2,226,000	2,339,379	113,379	—
Expiring 12/21/22	HSBC	SGD	2,950	2,128,000	2,167,745	39,745	—
Expiring 12/21/22	JPM	SGD	4,677	3,346,000	3,437,154	91,154	—
Expiring 12/21/22	JPM	SGD	4,101	2,857,000	3,013,960	156,960	—
Expiring 12/21/22	MSI	SGD	3,260	2,288,000	2,396,067	108,067	—
Expiring 12/21/22	SCB	SGD	3,448	2,513,000	2,534,042	21,042	—
Expiring 12/21/22	TD	SGD	3,018	2,145,000	2,217,742	72,742	—
Expiring 12/21/22	UAG	SGD	2,145	1,511,000	1,576,201	65,201	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 12/21/22	BOA	ZAR	33,435	$1,882,000	$1,931,357	$49,357	$—
Expiring 12/21/22	BOA	ZAR	28,480	1,600,000	1,645,128	45,128	—
Expiring 12/21/22	CITI	ZAR	47,888	2,765,000	2,766,189	1,189	—
Expiring 12/21/22	JPM	ZAR	49,730	2,822,000	2,872,635	50,635	—
Expiring 12/21/22	MSI	ZAR	196,908	11,273,201	11,374,227	101,026	—
Expiring 12/21/22	MSI	ZAR	32,651	1,829,000	1,886,066	57,066	—
Expiring 03/15/23	HSBC	ZAR	38,433	2,204,000	2,204,995	995	—
South Korean Won,
Expiring 12/21/22	BARC	KRW	2,700,022	1,944,000	2,069,993	125,993	—
Expiring 12/21/22	BOA	KRW	3,225,490	2,322,000	2,472,848	150,848	—
Expiring 12/21/22	BOA	KRW	3,158,607	2,346,000	2,421,572	75,572	—
Expiring 12/21/22	BOA	KRW	3,023,861	2,229,000	2,318,268	89,268	—
Expiring 12/21/22	CITI	KRW	2,653,876	2,020,000	2,034,615	14,615	—
Expiring 12/21/22	HSBC	KRW	3,213,177	2,320,000	2,463,408	143,408	—
Expiring 12/21/22	HSBC	KRW	3,122,161	2,241,000	2,393,630	152,630	—
Expiring 12/21/22	JPM	KRW	5,083,071	3,710,000	3,896,977	186,977	—
Expiring 12/21/22	JPM	KRW	3,267,765	2,370,000	2,505,259	135,259	—
Expiring 12/21/22	JPM	KRW	3,126,354	2,210,000	2,396,845	186,845	—
Expiring 03/15/23	UAG	KRW	2,835,043	2,160,000	2,180,647	20,647	—
Thai Baht,
Expiring 12/21/22	GSI	THB	621,570	17,573,380	17,666,198	92,818	—
Expiring 12/21/22	GSI	THB	123,462	3,258,000	3,509,019	251,019	—
Expiring 12/21/22	GSI	THB	110,298	2,915,000	3,134,869	219,869	—
Expiring 12/21/22	GSI	THB	90,926	2,430,000	2,584,280	154,280	—
Expiring 12/21/22	GSI	THB	83,688	2,210,000	2,378,578	168,578	—
Expiring 12/21/22	HSBC	THB	103,346	2,828,000	2,937,299	109,299	—
Expiring 12/21/22	HSBC	THB	100,250	2,775,000	2,849,283	74,283	—
Expiring 12/21/22	HSBC	THB	87,521	2,310,000	2,487,519	177,519	—
Expiring 12/21/22	JPM	THB	103,318	2,781,000	2,936,485	155,485	—
Expiring 12/21/22	MSI	THB	112,403	3,050,000	3,194,709	144,709	—
Expiring 12/21/22	MSI	THB	55,476	1,513,000	1,576,722	63,722	—
Expiring 12/21/22	SCB	THB	113,279	3,031,000	3,219,595	188,595	—
Expiring 03/15/23	DB	THB	82,850	2,380,000	2,375,044	—	(4,956)
Expiring 03/15/23	HSBC	THB	167,702	4,827,000	4,807,470	—	(19,530)
				$375,900,949	$388,217,335	13,396,770	(1,080,384)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/22	CITI	BRL	6,339	$1,189,374	$1,221,089	$—	$(31,715)
British Pound,
Expiring 01/19/23	TD	GBP	28,349	31,570,641	34,227,196	—	(2,656,555)
Chilean Peso,
Expiring 12/21/22	BNP	CLP	1,737,669	1,830,000	1,944,710	—	(114,710)
Expiring 12/21/22	MSI	CLP	1,581,373	1,724,000	1,769,792	—	(45,792)
Expiring 12/21/22	MSI	CLP	1,550,848	1,587,000	1,735,630	—	(148,630)
Expiring 12/21/22	TD	CLP	1,719,649	1,897,000	1,924,544	—	(27,544)
Expiring 12/21/22	UAG	CLP	1,974,596	2,177,231	2,209,867	—	(32,636)
Expiring 12/21/22	UAG	CLP	1,684,012	1,703,000	1,884,659	—	(181,659)
Chinese Renminbi,
Expiring 02/23/23	CITI	CNH	249,572	35,763,042	35,658,984	104,058	—
Czech Koruna,
Expiring 01/19/23	BARC	CZK	49,161	1,931,000	2,096,220	—	(165,220)
Expiring 01/19/23	BOA	CZK	205,480	8,072,433	8,761,575	—	(689,142)
Expiring 01/19/23	GSI	CZK	264,739	10,407,315	11,288,375	—	(881,060)
Expiring 01/19/23	HSBC	CZK	247,665	9,725,937	10,560,357	—	(834,420)
Expiring 01/19/23	HSBC	CZK	39,006	1,533,000	1,663,186	—	(130,186)
Expiring 01/19/23	MSI	CZK	52,130	2,064,000	2,222,822	—	(158,822)
Euro,
Expiring 01/19/23	BNP	EUR	92,666	91,010,783	96,824,632	—	(5,813,849)
Expiring 01/19/23	SCB	EUR	63,338	61,650,869	66,179,798	—	(4,528,929)
Hungarian Forint,
Expiring 12/21/22	GSI	HUF	524,872	1,234,122	1,326,225	—	(92,103)
Expiring 12/21/22	MSI	HUF	962,751	2,285,896	2,432,639	—	(146,743)
Expiring 12/21/22	MSI	HUF	771,487	1,861,473	1,949,363	—	(87,890)
Expiring 01/19/23	GSI	HUF	902,070	2,107,886	2,261,407	—	(153,521)
Indian Rupee,
Expiring 12/21/22	BOA	INR	223,571	2,692,000	2,747,552	—	(55,552)
Expiring 12/21/22	HSBC	INR	185,414	2,254,000	2,278,630	—	(24,630)
Expiring 12/21/22	JPM	INR	296,125	3,587,000	3,639,201	—	(52,201)
Expiring 12/21/22	JPM	INR	203,220	2,533,000	2,497,456	35,544	—
Expiring 12/21/22	JPM	INR	197,695	2,426,000	2,429,553	—	(3,553)
Expiring 12/21/22	JPM	INR	139,528	1,673,430	1,714,712	—	(41,282)
Expiring 12/21/22	SCB	INR	217,519	2,613,000	2,673,184	—	(60,184)
Expiring 12/21/22	SCB	INR	193,044	2,343,000	2,372,404	—	(29,404)
Indonesian Rupiah,
Expiring 12/21/22	BOA	IDR	34,766,824	2,216,000	2,222,185	—	(6,185)
Expiring 12/21/22	HSBC	IDR	39,088,417	2,495,000	2,498,407	—	(3,407)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/21/22	HSBC	IDR	26,523,335	$1,691,000	$1,695,287	$—	$(4,287)
Expiring 12/21/22	JPM	IDR	36,389,795	2,323,000	2,325,920	—	(2,920)
Expiring 12/21/22	JPM	IDR	25,459,910	1,631,000	1,627,317	3,683	—
Expiring 12/21/22	MSI	IDR	40,227,802	2,581,000	2,571,233	9,767	—
Expiring 12/21/22	MSI	IDR	33,132,425	2,095,000	2,117,719	—	(22,719)
Expiring 12/21/22	MSI	IDR	32,105,762	2,047,000	2,052,098	—	(5,098)
Expiring 12/21/22	SCB	IDR	46,008,236	2,934,000	2,940,700	—	(6,700)
Israeli Shekel,
Expiring 12/21/22	BARC	ILS	10,822	3,084,000	3,174,863	—	(90,863)
Expiring 12/21/22	BARC	ILS	7,540	2,195,000	2,211,973	—	(16,973)
Expiring 12/21/22	BOA	ILS	10,741	3,012,000	3,151,188	—	(139,188)
Expiring 12/21/22	BOA	ILS	7,808	2,254,000	2,290,784	—	(36,784)
Expiring 12/21/22	BOA	ILS	6,050	1,771,000	1,774,828	—	(3,828)
Expiring 12/21/22	CITI	ILS	9,166	2,688,878	2,689,168	—	(290)
Expiring 12/21/22	CITI	ILS	8,529	2,405,000	2,502,062	—	(97,062)
Expiring 12/21/22	CITI	ILS	3,454	1,014,239	1,013,456	783	—
Expiring 12/21/22	CITI	ILS	3,265	927,000	957,777	—	(30,777)
Expiring 12/21/22	CITI	ILS	3,103	907,761	910,336	—	(2,575)
Expiring 12/21/22	JPM	ILS	6,204	1,821,000	1,820,021	979	—
Expiring 12/21/22	JPM	ILS	5,997	1,687,000	1,759,217	—	(72,217)
Mexican Peso,
Expiring 12/21/22	BOA	MXN	35,901	1,759,000	1,853,835	—	(94,835)
Expiring 12/21/22	HSBC	MXN	79,586	3,851,000	4,109,687	—	(258,687)
Expiring 12/21/22	JPM	MXN	51,807	2,535,000	2,675,216	—	(140,216)
Expiring 12/21/22	JPM	MXN	47,904	2,330,000	2,473,662	—	(143,662)
Expiring 12/21/22	MSI	MXN	36,068	1,777,000	1,862,471	—	(85,471)
Expiring 03/15/23	JPM	MXN	31,776	1,608,000	1,616,383	—	(8,383)
New Taiwanese Dollar,
Expiring 12/21/22	BARC	TWD	37,122	1,208,000	1,215,477	—	(7,477)
Expiring 12/21/22	HSBC	TWD	158,618	5,120,000	5,193,603	—	(73,603)
Expiring 12/21/22	HSBC	TWD	130,938	4,186,000	4,287,294	—	(101,294)
Expiring 12/21/22	JPM	TWD	556,813	18,166,826	18,231,688	—	(64,862)
Expiring 12/21/22	JPM	TWD	131,772	4,164,000	4,314,595	—	(150,595)
Expiring 12/21/22	JPM	TWD	109,583	3,575,000	3,588,080	—	(13,080)
Expiring 12/21/22	JPM	TWD	70,564	2,277,000	2,310,479	—	(33,479)
Expiring 03/15/23	CITI	TWD	80,883	2,658,000	2,690,991	—	(32,991)
Expiring 03/15/23	GSI	TWD	103,795	3,366,000	3,453,268	—	(87,268)
Peruvian Nuevo Sol,
Expiring 12/21/22	BARC	PEN	4,725	1,204,898	1,229,713	—	(24,815)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/21/22	BARC	PEN	2,923	$740,439	$760,594	$—	$(20,155)
Expiring 12/21/22	CITI	PEN	8,558	2,149,000	2,227,036	—	(78,036)
Philippine Peso,
Expiring 12/21/22	CITI	PHP	143,885	2,505,000	2,551,251	—	(46,251)
Expiring 12/21/22	CITI	PHP	120,074	2,058,000	2,129,055	—	(71,055)
Expiring 12/21/22	HSBC	PHP	149,109	2,594,783	2,643,884	—	(49,101)
Expiring 12/21/22	HSBC	PHP	137,382	2,375,000	2,435,944	—	(60,944)
Expiring 12/21/22	JPM	PHP	191,469	3,327,000	3,394,971	—	(67,971)
Expiring 12/21/22	JPM	PHP	150,808	2,553,000	2,674,010	—	(121,010)
Expiring 12/21/22	JPM	PHP	145,914	2,502,000	2,587,231	—	(85,231)
Expiring 12/21/22	MSI	PHP	118,624	2,042,000	2,103,342	—	(61,342)
Expiring 12/21/22	SCB	PHP	128,606	2,216,000	2,280,330	—	(64,330)
Expiring 12/21/22	SCB	PHP	124,536	2,116,000	2,208,166	—	(92,166)
Expiring 03/15/23	MSI	PHP	917,757	16,177,624	16,219,146	—	(41,522)
Expiring 03/15/23	SCB	PHP	192,867	3,396,000	3,408,467	—	(12,467)
Singapore Dollar,
Expiring 12/21/22	BNP	SGD	2,043	1,452,088	1,501,342	—	(49,254)
Expiring 12/21/22	BOA	SGD	4,647	3,281,000	3,415,343	—	(134,343)
Expiring 12/21/22	BOA	SGD	2,519	1,751,000	1,851,547	—	(100,547)
Expiring 12/21/22	CITI	SGD	4,368	3,064,000	3,210,115	—	(146,115)
Expiring 12/21/22	CITI	SGD	3,313	2,354,000	2,435,196	—	(81,196)
Expiring 12/21/22	GSI	SGD	2,492	1,741,000	1,831,799	—	(90,799)
Expiring 12/21/22	HSBC	SGD	3,152	2,240,000	2,316,856	—	(76,856)
Expiring 12/21/22	HSBC	SGD	2,908	2,115,000	2,136,852	—	(21,852)
Expiring 12/21/22	JPM	SGD	3,230	2,313,000	2,373,590	—	(60,590)
Expiring 12/21/22	SCB	SGD	3,588	2,540,000	2,637,002	—	(97,002)
South African Rand,
Expiring 12/21/22	DB	ZAR	46,424	2,526,000	2,681,648	—	(155,648)
Expiring 12/21/22	JPM	ZAR	29,245	1,625,000	1,689,290	—	(64,290)
Expiring 12/21/22	MSI	ZAR	35,542	2,031,000	2,053,060	—	(22,060)
South Korean Won,
Expiring 12/21/22	BOA	KRW	3,125,461	2,206,000	2,396,160	—	(190,160)
Expiring 12/21/22	GSI	KRW	5,878,618	4,114,000	4,506,890	—	(392,890)
Expiring 12/21/22	JPM	KRW	23,879,474	17,303,841	18,307,391	—	(1,003,550)
Expiring 12/21/22	MSI	KRW	2,777,443	1,975,000	2,129,349	—	(154,349)
Swiss Franc,
Expiring 01/19/23	CITI	CHF	804	816,124	854,974	—	(38,850)
Thai Baht,
Expiring 12/21/22	GSI	THB	125,487	3,464,000	3,566,572	—	(102,572)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/21/22	GSI	THB	83,844	$2,315,000	$2,382,990	$—	$(67,990)
Expiring 12/21/22	HSBC	THB	138,610	3,836,000	3,939,557	—	(103,557)
Expiring 12/21/22	HSBC	THB	66,518	1,831,000	1,890,578	—	(59,578)
Expiring 12/21/22	HSBC	THB	63,934	1,751,000	1,817,132	—	(66,132)
Expiring 12/21/22	JPM	THB	1,227,144	33,681,282	34,877,729	—	(1,196,447)
Expiring 03/15/23	GSI	THB	621,570	17,733,823	17,818,394	—	(84,571)
Expiring 03/15/23	GSI	THB	126,373	3,522,000	3,622,698	—	(100,698)
Expiring 03/15/23	SCB	THB	109,235	3,051,000	3,131,409	—	(80,409)
				$570,398,038	$594,907,633	154,814	(24,664,409)
						$13,551,584	$(25,744,793)
Cross currency exchange contracts outstanding at November 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/23	Buy	CZK	23,955	EUR	978	$—	$(95)	GSI
01/19/23	Buy	CZK	24,252	EUR	991	—	(1,089)	MSI
01/19/23	Buy	CZK	28,842	EUR	1,178	—	(1,145)	MSI
01/19/23	Buy	CZK	47,738	EUR	1,949	—	(1,395)	GSI
01/19/23	Buy	CZK	51,451	EUR	2,078	23,139	—	GSI
01/19/23	Buy	CZK	52,074	EUR	2,100	26,165	—	BOA
01/19/23	Buy	CZK	52,942	EUR	2,137	24,305	—	BOA
01/19/23	Buy	CZK	53,055	EUR	2,141	25,576	—	MSI
01/19/23	Buy	CZK	53,399	EUR	2,160	19,777	—	HSBC
01/19/23	Buy	CZK	54,777	EUR	2,218	17,713	—	DB
01/19/23	Buy	CZK	55,111	EUR	2,240	9,285	—	HSBC
01/19/23	Buy	CZK	62,493	EUR	2,526	25,547	—	BOA
01/19/23	Buy	CZK	67,094	EUR	2,736	2,276	—	HSBC
01/19/23	Buy	EUR	686	HUF	282,680	7,749	—	GSI
01/19/23	Buy	EUR	918	HUF	375,919	17,029	—	MSI
01/19/23	Buy	EUR	1,080	HUF	441,505	21,737	—	MSI
01/19/23	Buy	EUR	1,204	HUF	501,445	1,327	—	BARC
01/19/23	Buy	EUR	1,723	HUF	721,988	—	(9,384)	MSI
01/19/23	Buy	EUR	1,802	PLN	8,550	—	(3,206)	CITI
01/19/23	Buy	EUR	1,827	PLN	8,709	—	(12,356)	JPM

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Cross currency exchange contracts outstanding at November 30, 2022 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
01/19/23	Buy	EUR	1,858	HUF	763,736	$27,245	$—	GSI
01/19/23	Buy	EUR	2,448	HUF	1,016,255	10,297	—	MSI
01/19/23	Buy	EUR	2,477	CZK	60,668	992	—	HSBC
01/19/23	Buy	GBP	579	EUR	668	781	—	HSBC
01/19/23	Buy	HUF	651,932	EUR	1,540	24,914	—	BOA
01/19/23	Buy	HUF	907,527	EUR	2,133	45,952	—	MSI
01/19/23	Buy	PLN	7,783	EUR	1,599	46,925	—	BOA
01/19/23	Buy	PLN	7,790	EUR	1,625	20,529	—	MSI
01/19/23	Buy	PLN	8,777	EUR	1,822	32,549	—	BOA
						$431,809	$(28,670)
Credit default swap agreements outstanding at November 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/27	1.000%(Q)	2,000	$496,492	$54	$496,438	MSI
Emirate of Abu Dhabi	12/20/27	1.000%(Q)	2,000	(52,542)	54	(52,596)	MSI
Federation of Malaysia	12/20/27	1.000%(Q)	3,000	(40,717)	80	(40,797)	MSI
Federative Republic of Brazil	12/20/27	1.000%(Q)	12,000	741,554	321	741,233	MSI
Kingdom of Saudi Arabia	12/20/27	1.000%(Q)	2,000	(40,792)	54	(40,846)	MSI
People’s Republic of China	12/20/27	1.000%(Q)	12,000	(141,083)	321	(141,404)	MSI
Republic of Argentina	12/20/27	1.000%(Q)	2,000	1,457,267	54	1,457,213	MSI
Republic of Chile	12/20/27	1.000%(Q)	3,000	12,482	80	12,402	MSI
Republic of Colombia	12/20/27	1.000%(Q)	6,000	468,401	160	468,241	MSI
Republic of Indonesia	12/20/27	1.000%(Q)	10,000	(53,905)	267	(54,172)	MSI
Republic of Panama	12/20/27	1.000%(Q)	2,000	10,505	54	10,451	MSI
Republic of Peru	12/20/27	1.000%(Q)	3,000	13,811	80	13,731	MSI
Republic of Philippines	12/20/27	1.000%(Q)	2,000	(12,531)	54	(12,585)	MSI
Republic of South Africa	12/20/27	1.000%(Q)	11,000	659,417	294	659,123	MSI
Republic of Turkey	12/20/27	1.000%(Q)	12,000	1,982,998	321	1,982,677	MSI
State of Qatar	12/20/27	1.000%(Q)	2,000	(51,884)	54	(51,938)	MSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	12/20/27	1.000%(Q)	2,000	$52,855	$54	$52,801	MSI
United Mexican States	12/20/27	1.000%(Q)	12,000	127,851	321	127,530	MSI
				$5,630,179	$2,677	$5,627,502

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.38.V1	12/20/27	1.000%(Q)	100,000	2.254%	$(5,198,998)	$(12,304)	$(5,186,694)	MSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
COMM Mortgage Trust	12/27/22	1.250%(M)	1,219	1.500%	$1,309	$(39)	$1,348	GSI
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust	12/29/22	0.500%(M)	413	*	177	(6)	183	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	5,249	4.670%	5,633	(169)	5,802	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	3,954	*	4,243	(127)	4,370	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	1,844	*	$1,979	$(59)	$2,038	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	1,543	4.670%	1,656	(50)	1,706	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	1,089	*	1,169	(35)	1,204	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	914	*	981	(29)	1,010	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	406	4.670%	436	(13)	449	GSI
Federal Home Loan Mortgage Corp.	12/27/22	1.250%(M)	307	*	330	(10)	340	GSI
GreenPoint Mortgage Funding Trust	12/29/22	0.500%(M)	835	*	359	(11)	370	GSI
GS Mortgage Backed Securities	12/29/22	0.500%(M)	566	*	242	(8)	250	GSI
GS Mortgage Backed Securities	12/29/22	0.500%(M)	466	*	200	(6)	206	GSI
GS Mortgage Securities Corporation Trust	12/27/22	1.250%(M)	407	*	437	(13)	450	GSI
GS_21-PJ2A	12/14/22	0.500%(M)	8,855	0.500%	5,774	(114)	5,888	GSI
GS_21-PJA††	12/14/22	0.250%(M)	17,071	*	5,566	(110)	5,676	GSI
Home Re Ltd.	12/29/22	1.250%(M)	2,196	*	2,356	(74)	2,430	GSI
JPMorgan Alternative Loan Trust	12/29/22	0.500%(M)	7,761	*	3,330	(104)	3,434	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	6,476	*	$2,779	$(87)	$2,866	GSI
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	5,098	*	2,188	(68)	2,256	GSI
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	4,981	*	2,137	(67)	2,204	GSI
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	4,321	*	1,854	(58)	1,912	GSI
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	2,042	*	876	(27)	903	GSI
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	1,250	*	536	(17)	553	GSI
Legacy Mortgage Asset Trust	12/29/22	0.500%(M)	1,056	*	453	(14)	467	GSI
Lehman XS Trust	12/29/22	0.500%(M)	7,287	*	3,127	(98)	3,225	GSI
Lehman XS Trust	12/29/22	0.500%(M)	5,157	*	2,213	(69)	2,282	GSI
Preston Ridge Partners Mortgage Trust	12/29/22	0.500%(M)	9,893	*	4,245	(133)	4,378	GSI
Preston Ridge Partners Mortgage Trust	12/29/22	0.500%(M)	6,362	*	2,730	(85)	2,815	GSI
Preston Ridge Partners Mortgage Trust	12/29/22	0.500%(M)	3,414	*	1,465	(46)	1,511	GSI
Preston Ridge Partners Mortgage Trust	12/29/22	0.500%(M)	2,775	*	1,191	(37)	1,228	GSI
Preston Ridge Partners Mortgage Trust	12/29/22	0.500%(M)	1,322	*	567	(18)	585	GSI
Preston Ridge Partners Mortgage Trust	12/29/22	0.500%(M)	535	*	230	(7)	237	GSI
Pretium Mortgage Credit Partners LLC	12/29/22	0.500%(M)	19,127	*	8,208	(256)	8,464	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Pretium Mortgage Credit Partners LLC	12/29/22	0.500%(M)	3,962	*	$1,700	$(53)	$1,753	GSI
Pretium Mortgage Credit Partners LLC	12/29/22	0.500%(M)	3,496	*	1,500	(47)	1,547	GSI
Pretium Mortgage Credit Partners LLC	12/29/22	0.500%(M)	2,766	*	1,187	(37)	1,224	GSI
Pretium Mortgage Credit Partners LLC	12/29/22	0.500%(M)	472	*	203	(6)	209	GSI
Residential Accredit Loans, Inc.	12/29/22	0.500%(M)	472	*	203	(6)	209	GSI
SLG Office Trust	12/27/22	1.250%(M)	1,468	1.500%	1,576	(47)	1,623	GSI
Tharaldson Hotel Portfolio Trust	12/27/22	1.250%(M)	4,920	4.670%	5,278	(159)	5,437	GSI
UBS-Barclays Commercial Mortgage Trust	12/27/22	1.250%(M)	1,440	*	1,546	(46)	1,592	GSI
VCAT Asset Securitization, LLC	12/29/22	0.500%(M)	4,806	*	2,063	(64)	2,127	GSI
Vericrest Opportunity Loan Transferee	12/29/22	0.500%(M)	2,777	*	1,192	(37)	1,229	GSI
Vericrest Opportunity Loan Transferee	12/29/22	0.500%(M)	2,637	*	1,132	(35)	1,167	GSI
Vericrest Opportunity Loan Transferee	12/29/22	0.500%(M)	2,089	*	896	(28)	924	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Vericrest Opportunity Loan Transferee	12/29/22	0.500%(M)	721	*	$309	$(10)	$319	GSI
Vericrest Opportunity Loan Transferee	12/29/22	0.500%(M)	557	*	240	(7)	247	GSI
					$90,001	$(2,646)	$92,647
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	2,175	$363,445	$368,288	$(4,843)	BARC
Gazprom PAO	06/20/24	1.000%(Q)	1,515	520,496	755,293	(234,797)	BARC
United Mexican States	06/20/23	1.000%(Q)	35	(198)	25	(223)	CITI
United Mexican States	06/20/23	1.000%(Q)	30	(169)	53	(222)	CITI
United Mexican States	06/20/23	1.000%(Q)	10	(56)	20	(76)	CITI
United Mexican States	06/20/23	1.000%(Q)	10	(57)	18	(75)	CITI
United Mexican States	06/20/23	1.000%(Q)	10	(56)	7	(63)	CITI
United Mexican States	06/20/23	1.000%(Q)	5	(28)	4	(32)	CITI
United Mexican States	06/20/24	1.000%(Q)	2,340	(19,366)	773	(20,139)	BARC
United Mexican States	12/20/24	1.000%(Q)	180	(1,647)	521	(2,168)	CITI
				$862,364	$1,125,002	$(262,638)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000%(Q)	2,220	0.661%	$8,568	$607	$7,961	GSI
Boeing Co.	06/20/24	1.000%(Q)	4,310	0.954%	11,605	9,262	2,343	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	2,860	20.758%	$(569,035)	$31,471	$(600,506)	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,520	20.758%	(302,424)	17,331	(319,755)	GSI
Electricite de France SA	12/20/22	1.000%(Q)	EUR	5,550	0.575%	12,907	7,229	5,678	GSI
EQT Corp.	12/20/22	5.000%(Q)		2,340	0.702%	28,927	4,597	24,330	CSI
General Motors Co.	06/20/26	5.000%(Q)		2,390	1.595%	285,434	331,261	(45,827)	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.739%	32,356	21,535	10,821	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		1,460	0.652%	10,545	8,794	1,751	GSI
International Bank for Reconstruction and Development	06/20/23	0.250%(Q)		10,760	0.127%	12,687	5,911	6,776	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)		550	2.611%	(3,735)	(5,766)	2,031	BNP
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.611%	(170)	(184)	14	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.611%	(170)	(156)	(14)	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.611%	(68)	(75)	7	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.611%	(68)	(74)	6	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.611%	(68)	(62)	(6)	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		5	2.611%	(34)	(31)	(3)	CITI
Petroleos Mexicanos	06/20/24	1.000%(Q)		2,340	3.861%	(93,260)	(68,371)	(24,889)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		180	4.205%	(10,521)	(6,979)	(3,542)	CITI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.803%	$32,356	$31,535	$821	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	2,700	0.696%	90,797	52,107	38,690	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,800	0.696%	60,531	36,345	24,186	MSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.944%	19,637	76,485	(56,848)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	6,250	0.401%	51,213	19,296	31,917	MSI
					$(321,990)	$572,068	$(894,058)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	470,805	$(1,897,219)	$(6,073,482)	$(4,176,263)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	107,420	4.117%	$(2,585,041)	$4,581,839	$7,166,880
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,145	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 2.927%	$72,023	$195,836	$123,813
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 2.927%	(262,597)	395,098	657,695
GBP	10,795	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 2.927%	(404,046)	1,309,743	1,713,789

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Interest rate swap agreements outstanding at November 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 2.927%	$124,739	$856,947	$732,208
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 2.927%	(111,896)	481,183	593,079
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 2.927%	(18,372)	85,394	103,766
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 2.927%	(18,242)	76,658	94,900
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 2.927%	(4,750)	37,302	42,052
					$(623,141)	$3,438,161	$4,061,302

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -60bps(T)/ 3.230%	GSI	12/20/22	(4,316)	$39,635	$—	$39,635
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).